Share capital	12 Months Ended
Dec. 31, 2020
Share capital
Share capital

20. Share capital

	2020	2019	2018
	(Euro, in thousands)
On January 1	€287,282	€236,540	€233,414
Share capital increase	4,031	55,189	19,090
Costs of capital increase	—	(4,447)	(15,964)
Share capital on December 31,	€291,312	€287,282	€236,540

Aggregate share capital	€353,819	€349,789	€294,600
Costs of capital increase (accumulated)	(62,507)	(62,507)	(58,060)
Share capital on December 31,	€291,312	€287,282	€236,540

Costs of capital increases are netted against the proceeds of capital increases, in accordance with IAS 32—Financial instruments: disclosure and presentation.

HISTORY OF SHARE CAPITAL

The history of the share capital of Galapagos NV between January 1, 2018 and December 31, 2020 is as follows:

Date	Share capital increase new shares (in thousands €)	Share capital increase due to exercise subscription rights (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
January 1, 2018				46,256	€250,187
March 20, 2018		1,613	298
June 20, 2018		556	103
September 17, 2018	16,021		2,961
October 3, 2018		733	135
November 23, 2018		167	31
December 31, 2018				54,466	294,600
March 20, 2019		808	149
June 20, 2019		1,127	208
August 23, 2019	36,945		6,829
September 19, 2019		1,632	302
November 6, 2019		14,162	2,618
November 25, 2019		515	95
December 31, 2019				64,667	349,789
March 17, 2020		824	152
May 28, 2020		2,356	436
September 18, 2020		467	86
December 4, 2020		384	71
December 31, 2020				65,412	€353,819

On December 31, 2020, Galapagos NV’s share capital amounted to €353,819 thousand, represented by 65,411,767 shares. All shares were issued, fully paid up and of the same class.

All of the share issuances listed above were for cash consideration.

The below table summarizes the capital increases for the years 2018, 2019, and 2020.

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription right	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2018	50,936,778	€233,414	€993,025	€1,226,439

March 20, 2018 : exercise of subscription rights	298,184	1,613	2,311	3,924	13.16	83.72

June 20, 2018 : exercise of subscription rights	102,801	556	781	1,337	13.01	85.00

September 17, 2018 : U.S. public offering
ADSs (fully paid)	2,961,373	16,021	280,167	296,188
Underwriter discounts and offering expenses (paid)		(15,964)		(15,964)
Total U.S. public offering	2,961,373	57	280,167	280,224		99.68

October 3, 2018 : exercise of subscription rights	135,485	733	1,281	2,014	14.86	94.32

November 23, 2018 : exercise of subscription rights	30,800	167	215	382	12.40	88.90

On December 31, 2018	54,465,421	236,540	1,277,780	1,514,320

March 20, 2019 : exercise of subscription rights	149,370	808	2,673	3,481	23.30	90.32

June 20, 2019 : exercise of subscription rights	208,310	1,127	3,198	4,325	20.76	113.55

August 23, 2019 : share subscription by Gilead
Ordinary shares (fully paid)	6,828,985	36,945	923,142	960,087		148.90
Derecognition of financial liability from share subscription agreement			56,749	56,749
Underwriter discounts and offering expenses (paid)		(4,447)		(4,447)
Total share subscription by Gilead	6,828,985	32,498	979,891	1,012,389

September 19, 2019 : exercise of subscription rights	301,745	1,632	5,043	6,675	22.12	145.25

November 6, 2019 : exercise of warrant A by Gilead
Exercise of warrant A	2,617,791	14,162	353,873	368,035
Derecognition of financial liability related to warrant A			78,953	78,953
Total exercise of warrant A by Gilead	2,617,791	14,162	432,826	446,988	140.59	170.75

November 25, 2019 : exercise of subscription rights	95,180	515	2,172	2,687	28.23	172.95

On December 31, 2019	64,666,802	287,282	2,703,583	2,990,865

March 17, 2020 : exercise of subscription rights	152,220	824	4,531	5,355	35.18	141.40

May 28, 2020 : exercise of subscription rights	435,540	2,356	15,558	17,914	41.13	186.60

September 18, 2020 : exercise of subscription rights	86,280	467	1,936	2,403	27.85	117.70

December 4, 2020 : exercise of subscription rights	70,925	384	2,232	2,616	36.88	100.30

On December 31, 2020	65,411,767	€291,312	€2,727,840	€3,019,153

Other information

	Ordinary shares	Total
Accounting par value of shares (€)	5.41	5.41

The supervisory board is authorized for a period of five years starting from the date of publication in the Annexes to the Belgian State Gazette of the shareholders’ resolution that granted the renewed authorization, to increase the share capital of Galapagos NV within the framework of the authorized capital through contributions in kind or in cash, with limitation or cancellation of the shareholders’ preferential subscription rights. Said authorization can be renewed. The authorized capital of Galapagos consists of two parts. A general authorization for capital increases up to 20% of the share capital at the time of convening the shareholders’ meeting of October 22, 2019 (i.e. €67,022,402.04) was renewed and is valid for a period of five years from the date of publication of this renewal in the Annexes to the Belgian State Gazette, i.e. November 13, 2019. A specific authorization for capital increases of more than 20% and up to 33% of the share capital at the time of the convening the shareholders' meeting of April 25, 2017 (i.e. €82,561,764.93), was renewed and is valid for a period of five years from the date of publication of this renewal in the Annexes to the Belgian State Gazette, i.e. May 31, 2017. This specific part of the authorized capital can, however, only be used in a number of specific circumstances and upon a resolution of the supervisory board that all independent supervisory board members (within the meaning of article 7:87 of the Belgian Companies Code) approve. The supervisory board is currently not authorized to increase the share capital after notification by the FSMA (Financial Services and Markets Authority) of a public takeover bid on Galapagos NV’s shares.

As of December 31, 2020, an amount of €55,264,659.69 still remained available under the general part of the authorized capital and an amount of €13,717,929.80 remained available under the specific part of the authorized capital.